Subsequent Events - Schedule of Maturities of Long Term Debt (Detail) (USD $)	3 Months Ended
Mar. 31, 2014
June 30, 2014-March 31, 2016 [Member]
Subsequent Event [Line Items]
Principal Payment Amount	$ 3,750,000,000
June 30, 2016-March31, 2017 [Member]
Subsequent Event [Line Items]
Principal Payment Amount	5,625,000,000
June 30, 2017-December 31, 2018 [Member]
Subsequent Event [Line Items]
Principal Payment Amount	11,250,000,000
TermA Loan Maturity Date [Member]
Subsequent Event [Line Items]
Principal Payment Amount	$ 168,750,000,000